Cash and Bank Balances (Details) - Schedule of Functional Currency - MYR (RM)	Jun. 30, 2023	Dec. 31, 2022
Singapore, Dollars
Schedule of Functional Currency [Abstract]
Functional currency	RM 22,566	RM 12,605
United States of America, Dollars
Schedule of Functional Currency [Abstract]
Functional currency	RM 588,335	RM 20,326